Note 15 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
15.	Commitments and Contingencies

In addition to the lease payment commitments discussed in Note 7, the ground leases to which the Company is a party contain covenants that require the Company to conduct construction of hangar facilities on the leased grounds within a certain period and in some cases, to spend a minimum dollar amount.

With respect to the Company’s SGR Phase II project, the Company is subject to requirements that define (i) a minimum improvement amount of $2.0 million and (ii) that related construction commence by October 2022 and be completed by October 2023. If these conditions are not met or otherwise waived or amended, the ground lease for the parcels designated for the SGR Phase II project will automatically terminate.

The Company has committed to spend $17.0 million in capital improvements on the BNA construction project by July 2, 2023. If this amount is not expended, the shortfall would become due and payable within 60 days as additional rent under the lease agreement.

The APA Lease requires the Company to improve the property in accordance with a development plan included in the lease and to complete such improvements within 24-months of the issuance of permitting documents. The APA Phase I project is still in the permitting phase.

The DVT Lease requires improvements to be made for Phase I (estimated cost of improvements of $15.3 million) and for Phase II, if such option is exercised (estimated cost of improvements of $14.6 million), within 12-months after receiving permitting documents for each Phase, but in no event later than May 2026. The Company is still in the permitting phase of its DVT Phase I project.

The Company has committed to spend $10.0 million in capital improvements on the ADS construction project. If this amount is not expended, the Company is subject to a reduction of the term of the lease.

The Company has contracts for construction of the OPF Phase I project and the BNA project. The Company may terminate either of the contracts or suspend construction without cause; however, the Company would be subject to paying a penalty under the OPF construction contract of 50% of the unrealized fee which remains to be earned as of the termination date. There is no termination penalty under the BNA construction contract.

7.	Commitments

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, Conversion Warrants that may be issued upon conversion of the Note, and any additional warrants that may be issued in connection with any further Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants, the Conversion Warrants that may be issued upon conversion of the Note and any additional warrants that may be issued in connection with any further Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate, which amount was paid upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $4,759,615 (including over-allotment units) in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.